RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

On August 1, 2019, the Company entered in a business services agreement (the “Agreement”) with Business Instincts Group (“BIG”), a company that Cameron Chell, CEO and director has a material interest in that he previously controlled, to provide: corporate development and governance, strategic facilitation and management, general business services, office space, corporate business development video content, website redesign and management, and online visibility management. The services are provided by a team of consultants and the costs of all charges are based on the fees set in the Agreement. For the three months ended March 31, 2026, the Company incurred fees of $99,577 (2025 - $93,283). As at March 31, 2026, the Company was indebted to this company in the amount of $nil (2025 - $9,524).

On October 1, 2019, the Company entered into an independent consultant agreement (“Consultant Agreement”) with 1502372 Alberta Ltd, a company controlled by Cameron Chell, CEO and director, to provide executive consulting services to the Company. The costs of all charges are based on the fees set in the Consultant Agreement. For the three months ended March 31, 2026, the Company incurred fees of $155,193 (2025 - $104,226). As at March 31, 2026, the Company was indebted to this company in the amount of $nil (2025 - $nil).

On July 3, 2020, the Company entered into an executive consultant agreement (“Executive Agreement”) with Scott Larson, a director of the Company, to provide executive consulting services, as President, to the Company. On May 9, 2022, Scott Larson ceased to be President of the Company and entered into an agreement to provide executive consulting services to the Company and all fees are set in the consulting agreement. For the three months ended March 31, 2026, the Company incurred fees of $61,666 (2025 - $2,861). As of January 19, 2026 the contract for consulting services was terminated.

For the three months ended March 31, 2026 and 2025 salary and commissions were paid to family members of key management. In addition, during 2025, one family member was paid as a contractor prior to becoming an employee. The amounts paid for March 31, 2026 were $76,795 (2025 - $19,053).

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2026

Expressed in Canadian Dollars (unaudited)

16. RELATED PARTY TRANSACTIONS (CONTINUED)

As at March 31, 2026, the Company had $117,309 (2025 - $155,475) payable to related parties that was included in accounts payable. The balances outstanding are unsecured, non-interest bearing and due on demand.

Key management compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three months ended March 31, 2026 and 2025 included:

	For the three months ended March 31,
	2026	2025
Director fees	$119,498	$132,651
Salaries	371,908	217,510
Share-based payments	150,360	194,200
	$641,766	$544,361

Other related party transactions

	For the three months ended March 31,
	2026	2025
Management fees paid to a company controlled by CEO and director	$155,193	$104,226
Management fees paid to a company that the CEO holds an economic interest in	99,577	93,283
Salary and commission paid to family of key management	76,795	19,053
Management fees paid to a company controlled by a director	61,666	2,861
	$393,231	$219,423